Basis of preparation (Details) $ in Thousands		1 Months Ended		7 Months Ended	12 Months Ended
	Dec. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) tranche	Dec. 31, 2025 USD ($)	Jun. 30, 2026 USD ($) tranche	Jun. 30, 2026 USD ($) tranche	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash & cash equivalents		$ 102,914		$ 102,914	$ 102,914	$ 161,551	$ 62,960	$ 71,318
Cash flows from (used in) operating activities					43,830	49,954	48,458
Product sales, net					115,153	11,263	0
Proceeds from borrowings					$ 121,039	$ 0	$ 0
Borrowings - Credit-line facility
Disclosure of disaggregation of revenue from contracts with customers [line items]
Borrowing facilities, maximum borrowing capacity	$ 125,000		$ 125,000
Borrowings maturity, term	5 years		5 years
Proceeds from borrowings		$ 50,000	$ 75,000	$ 125,000
Number of tranches | tranche		2		2	2
Borrowing facilities, remaining borrowing capacity		$ 50,000		$ 50,000	$ 50,000
Borrowings, interest rate		8.00%	8.00%	8.00%	8.00%